Cohen & Steers Emerging Markets Real Estate Fund, Inc.

280 Park Avenue

New York, NY 10017

March 5, 2013

VIA EDGARLINK

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Cohen & Steers Emerging Markets Real Estate Fund, Inc. (File Nos. 333-133538; 811-21894)

Ladies and Gentlemen:

On behalf of Cohen & Steers Emerging Markets Real Estate Fund, Inc. (the “Corporation”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that (a) the form of prospectuses and Statement of Additional Information (“SAI”) dated March 1, 2013 being used in connection with the offering of shares of the Corporation do not differ from those contained in Post-Effective Amendment No. 11 to the Corporation’s Registration Statement, and (b) that Post-Effective Amendment No. 11 was filed electronically with the Securities and Exchange Commission (Accession No. 0001193125-13-083741) on February 28, 2013.

If you should have any questions or comments regarding the forgoing, please call the undersigned at (212) 796-9374.

Sincerely,

/s/Theodore Franzese

Theodore Franzese